Business Acquisitions and Disposal (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 19, 2021	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2021	Feb. 17, 2021	Jan. 10, 2019
Business Acquisitions and Disposal (Details) [Line Items]
Agreements percentage	51.00%
Ordinary shares issued (in Shares)	877,183
Cash (in Dollars)	$ 6,750,000		$ 1,823
shares amount (in Shares)	219,296				250,000	94,170,000,000	11,459
Ordinary shares issued (in Shares)	657,887		219,296
Additional shares issued (in Shares)			5,000,000
Intangible assets acquisition date amount (in Dollars)			$ 4,492,000
Non-controlling interest amount (in Dollars)			$ 6,513,000
Internal rate			11.20%
Weighted average cost capital			12.00%
Weighted average return of assets			12.00%
Employees Percentage			49.00%
Remeasurement percentage			5391.00%
Risk-free rate percentage			4.10%
HHE [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Ownership percentage			51.00%
HHE [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Cash (in Dollars)	$ 3,250,000
Internal rate			2.40%
Weighted average cost capital			14.00%
Business Combination [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Acquisition, consideration amount (in Dollars)	$ 10,000,000		$ 1,669,000
Non-controlling interest amount (in Dollars)			$ 6,513,000
Transaction cost (in Dollars)				$ 538,000
Business Combination [Member] | Borqs Wireless Ltd. [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Business combination, agreement to sell entire equity shares		100.00%